Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Balance Sheet Information Related to the Operating Lease

Balance sheet information related to the operating lease is as follows:

	December 31, 2024	December 31, 2023
Operating lease assets:
Operating lease right-of-use asset – related party	$2,314,043	$814,717
Operating lease right-of-use asset – third-party	16,005	1,204,583
Total operating lease assets	$2,330,048	$2,019,300

Operating lease obligations:
Operating lease liabilities – related party	$2,222,516	$814,717
Operating lease liabilities – third-party	-	1,160,507
Total operating lease obligations	$2,222,516	$1,975,224

Current operating lease liabilities	$702,457	942,989
Non-current operating lease liabilities	1,520,059	1,032,235
Total operating lease obligations	$2,222,516	$1,975,224

Schedule of Operating Lease Cost

The following table presents operating lease cost reported in the consolidated statements of operations and comprehensive loss related to the Company’s leases:

	December 31, 2024	December 31, 2023
Operating lease cost	$839,053	$1,316,073
Short-term lease cost	2,452,418	1,285,866
Total	$3,291,471	$2,601,939

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	December 31, 2024	December 31, 2023
Weighted-average remaining lease term	1.97 years	3.33 years
Weighted-average discount rate	3.6%	4.75%

Schedule of Maturity of Operating Lease Liabilities

The following table summarizes the maturity of operating lease liabilities as of December 31, 2024:

12 months ending December 31,
2025	$767,735
2026	750,548
2027	716,175
2028	110,428
Total lease payments	2,344,886
Less: imputed interest	(122,370)
Total lease liabilities	$2,222,516